Consolidated Statements of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Total	Share capital	Contributed surplus	Revaluation reserve	Foreign currency translation reserve	Deficit
Beginning balance, Shares at Dec. 31, 2021		25,464
Beginning balance, Amount at Dec. 31, 2021	$ 269,777	$ 392,628	$ 24,486	$ 468	$ 458	$ (148,263)
Net loss	(165,678)					(165,678)
Purchase of common shares for cancellation, Shares		(600)
Purchase of common shares for cancellation, Amount	(1,627)	$ (1,627)
Cancellation of replacement awards		(1)
Foreign currency translation reserve	101				101
Revaluation reserve	(468)			$ (468)
Stock-based compensation (Note 25c)	8,712		8,712
Options and RSUs exercised or converted, Shares		29
Options and RSUs exercised or converted, Amount	69	$ 242	(173)
Ending balance, Shares at Dec. 31, 2022		24,892
Ending balance, Amount at Dec. 31, 2022	110,886	$ 391,243	33,025		559	(313,941)
Net loss	(17,887)					(17,887)
Purchase of common shares for cancellation, Shares		(474)
Purchase of common shares for cancellation, Amount	(1,193)	$ (1,193)
Cancellation of replacement awards		(3)
Treasury shares reserve (Note 25b), Shares		(90)
Treasury shares reserve (Note 25b), Amount	(244)	$ (244)
Foreign currency translation reserve	(316)				(316)
Revaluation reserve	21
Stock-based compensation (Note 25c)	2,457		2,457
Warrants issued (Note 25d)			21
Ending balance, Shares at Dec. 31, 2023		24,325
Ending balance, Amount at Dec. 31, 2023	93,724	$ 389,806	35,503		243	(331,828)
Net loss	(13,680)					(13,680)
Purchase of common shares for cancellation, Shares		(45)
Purchase of common shares for cancellation, Amount	(104)	$ (104)
Cancellation of replacement awards		(1)
Foreign currency translation reserve	(659)				(659)
Stock-based compensation (Note 25c)	1,938		1,938
Options and RSUs exercised or converted, Shares		2
Options and RSUs exercised or converted, Amount	(2)	$ 15	(17)
Ending balance, Shares at Dec. 31, 2024		24,281
Ending balance, Amount at Dec. 31, 2024	$ 81,217	$ 389,717	$ 37,424		$ (416)	$ (345,508)